CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total operating revenues	$ 694,566	$ 639,145	$ 445,538
General and administrative	183,387	171,271	115,203
Pre-opening costs	510	807	17,451
Property charges and other	1,985	1,318	1,407
Related Party [Member]
General and administrative	73,207	70,472	52,299
Pre-opening costs	174	91	7,533
Property charges and other	1,054	0	1,071
Casino Contract [Member]
Total operating revenues	305,946	259,842	155,527
Cost of revenue	38,494	34,704	28,847
Casino Contract [Member] | Related Party [Member]
Cost of revenue	36,762	32,299	27,295
Rooms [Member]
Total operating revenues	168,011	160,721	111,733
Cost of revenue	60,241	51,614	28,280
Rooms [Member] | Related Party [Member]
Total operating revenues	95,698	98,555	72,925
Cost of revenue	32,009	27,149	16,798
Food and Beverage [Member]
Total operating revenues	90,118	89,660	62,426
Cost of revenue	79,306	80,081	54,741
Food and Beverage [Member] | Related Party [Member]
Total operating revenues	56,354	55,678	38,513
Cost of revenue	39,797	36,924	25,520
Entertainment [Member]
Total operating revenues	39,115	47,533	61,777
Cost of revenue	38,430	46,500	53,056
Entertainment [Member] | Related Party [Member]
Total operating revenues	13,860	25,703	39,715
Cost of revenue	10,496	9,051	11,922
Mall [Member]
Total operating revenues	19,202	18,289	10,744
Cost of revenue	7,726	7,336	4,212
Mall [Member] | Related Party [Member]
Total operating revenues	288
Cost of revenue	2,373	2,158	1,797
Retail and Other [Member]
Total operating revenues	3,909	3,571	2,858
Cost of revenue	2,433	2,306	1,986
Retail and Other [Member] | Related Party [Member]
Total operating revenues	70
Cost of revenue	$ 2,157	$ 1,961	$ 1,621